WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

MASTER LIMITED PARTNERSHIPS (a) - 24.5%	Shares	Value
Crude & Refined Products - 6.0%
Delek Logistics Partners, L.P. (b)	21,974	$ 1,091,888
Genesis Energy, L.P. (b)	64,489	1,071,162
MPLX, L.P. (b)	162,540	9,085,986
		11,249,036
Gathering & Processing - 2.5%
Western Midstream Partners, L.P. (b)	113,439	4,703,181

Natural Gas Liquids Infrastructure - 16.0%
Energy Transfer, L.P. (b)	920,937	16,991,287
Enterprise Products Partners, L.P. (b)	401,308	13,319,413
		30,310,700

Total Master Limited Partnerships (Cost $41,972,227)		$ 46,262,917

MLP RELATED COMPANIES - 77.4%	Shares	Value
Crude & Refined Products - 17.8%
Enbridge, Inc. (b)	339,686	$ 16,590,264
Plains GP Holdings, L.P. - Class A (b)	391,681	8,021,627
South Bow Corporation (b)	313,622	8,906,865
		33,518,756
Gathering & Processing - 22.9%
Antero Midstream Corporation (b)	459,609	8,649,841
DT Midstream, Inc. (b)	89,990	11,340,540
Hess Midstream, L.P. - Class A (b)	227,308	8,062,615
Kinetik Holdings, Inc. (b)	127,536	5,217,498
Targa Resources Corporation (b)	50,824	10,214,608
		43,485,102
Liquefied Natural Gas - 6.4%
Cheniere Energy, Inc. (b)	40,556	8,578,404
NextDecade Corporation (b)(c)	228,961	1,211,204
Venture Global, Inc. - Class A (b)	225,737	2,212,223
		12,001,831

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 77.4% (Continued)	Shares	Value
Natural Gas Liquids Infrastructure - 10.0%
ONEOK, Inc. (b)	121,664	$ 9,634,572
Pembina Pipeline Corporation (b)	223,369	9,287,683
		18,922,255
Natural Gas Pipelines - 20.3%
Kinder Morgan, Inc. (b)	396,698	12,095,322
TC Energy Corporation (b)	179,485	10,530,385
Williams Companies, Inc. (The) (b)	233,801	15,725,455
		38,351,162

Total MLP Related Companies (Cost $129,119,987)		$ 146,279,106

Investments at Value - 101.9% (Cost $171,092,214)		$ 192,542,023

Liabilities in Excess of Other Assets - (1.9%)		(3,706,508)

Net Assets - 100.0%		$ 188,835,515

MLP - Master Limited Partnership

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	All or a portion of the security covers a written call option. The total value of these securities as of January 31, 2026 was $182,323,263.
(c)	Non-income producing security.

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Antero Midstream Corporation, 02/20/26	$ 19 .00	3,326	$ 6,259,532	$ 103,106
Antero Midstream Corporation, 03/20/26	19 .00	1,024	1,927,168	46,080
Antero Midstream Corporation, 03/20/26	20 .00	16	30,112	320
Cheniere Energy, Inc., 02/20/26	200 .00	45	951,840	54,630
Cheniere Energy, Inc., 02/20/26	210 .00	20	423,040	12,000
Cheniere Energy, Inc., 02/20/26	220 .00	4	84,608	884
Cheniere Energy, Inc., 03/20/26	230 .00	316	6,684,032	88,480
Delek Logistics Partners, L.P., 02/20/26	50 .00	27	134,163	1,485
Delek Logistics Partners, L.P., 03/20/26	50 .00	181	899,389	27,603
DT Midstream, Inc., 02/20/26	125 .00	94	1,184,588	29,986
DT Midstream, Inc., 02/20/26	130 .00	6	75,612	1,440
DT Midstream, Inc., 03/20/26	130 .00	306	3,856,212	76,500
DT Midstream, Inc., 03/20/26	135 .00	455	5,733,910	109,200
Enbridge, Inc., 02/20/26	47 .50	35	170,940	5,250
Enbridge, Inc., 02/20/26	50 .00	2,214	10,813,176	81,918
Enbridge, Inc., 03/20/26	52 .50	978	4,776,552	9,780
Energy Transfer, L.P., 02/20/26	17 .00	2,465	4,547,925	354,960
Energy Transfer, L.P., 02/20/26	18 .00	5,752	10,612,440	310,608
Energy Transfer, L.P., 03/20/26	19 .00	500	922,500	10,000
Enterprise Products Partners, L.P., 03/20/26	34 .00	3,715	12,330,085	152,315
Enterprise Products Partners, L.P., 03/20/26	35 .00	83	275,477	1,162
Genesis Energy, L.P., 02/20/26	17 .50	98	162,778	1,960
Genesis Energy, L.P., 03/20/26	17 .50	512	850,432	23,040
Hess Midstream, L.P. - Class A, 02/20/26	36 .00	1,962	6,959,214	68,670
Hess Midstream, L.P. - Class A, 02/20/26	37 .00	174	617,178	2,262
Hess Midstream, L.P. - Class A, 03/20/26	37 .00	15	53,205	600
Hess Midstream, L.P. - Class A, 03/20/26	38 .00	8	28,376	160
Kinder Morgan, Inc., 02/20/26	30 .00	41	125,009	3,321
Kinder Morgan, Inc., 03/20/26	30 .00	458	1,396,442	52,212
Kinder Morgan, Inc., 03/20/26	31 .00	3,256	9,927,544	211,640
Kinder Morgan, Inc., 03/20/26	32 .00	13	39,637	442
Kinetik Holdings, Inc., 02/20/26	40 .00	1,199	4,905,109	203,830
Kinetik Holdings, Inc., 03/20/26	40 .00	8	32,728	1,760

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Kinetik Holdings, Inc., 03/20/26	$ 45 .00	4	$ 16,364	$ 244
MPLX, L.P., 02/20/26	60 .00	28	156,520	392
MPLX, L.P., 03/20/26	60 .00	1,516	8,474,440	15,160
NextDecade Corporation, 02/20/26	6 .00	110	58,190	1,430
NextDecade Corporation, 02/20/26	7 .00	987	522,123	2,468
NextDecade Corporation, 03/20/26	6 .00	1,078	570,262	32,340
ONEOK, Inc., 02/20/26	80 .00	125	989,875	16,250
ONEOK, Inc., 03/20/26	80 .00	1,026	8,124,894	271,890
ONEOK, Inc., 03/20/26	85 .00	4	31,676	400
Pembina Pipeline Corporation, 02/20/26	40 .00	2,084	8,665,272	381,371
Pembina Pipeline Corporation, 03/20/26	40 .00	30	124,740	5,400
Pembina Pipeline Corporation, 03/20/26	45 .00	8	33,264	120
Plains GP Holdings, L.P. - Class A, 02/20/26	21 .00	2,709	5,548,032	46,053
Plains GP Holdings, L.P. - Class A, 03/20/26	21 .00	998	2,043,904	24,950
Plains GP Holdings, L.P. - Class A, 03/20/26	22 .00	13	26,624	130
South Bow Corporation, 02/20/26	30 .00	2,829	8,034,360	113,160
South Bow Corporation, 03/20/26	30 .00	150	426,000	6,600
Targa Resources Corporation, 02/20/26	190 .00	22	442,156	29,920
Targa Resources Corporation, 02/20/26	195 .00	14	281,372	13,860
Targa Resources Corporation, 02/20/26	200 .00	6	120,588	3,600
Targa Resources Corporation, 03/20/26	210 .00	440	8,843,120	226,600
TC Energy Corporation, 02/20/26	57 .50	116	680,572	18,560
TC Energy Corporation, 02/20/26	60 .00	18	105,606	1,080
TC Energy Corporation, 03/20/26	60 .00	1,565	9,181,855	187,800
TC Energy Corporation, 03/20/26	62 .50	6	35,202	228
Venture Global, Inc. - Class A, 02/20/26	7 .50	1,116	1,093,680	234,360
Venture Global, Inc. - Class A, 02/20/26	10 .00	68	66,640	4,080
Venture Global, Inc. - Class A, 03/20/26	10 .00	960	940,800	106,560
Western Midstream Partners, L.P., 02/20/26	42 .00	994	4,121,124	21,868
Western Midstream Partners, L.P., 02/20/26	43 .00	10	41,460	125
Western Midstream Partners, L.P., 02/20/26	44 .00	20	82,920	200
Western Midstream Partners, L.P., 03/20/26	42 .00	10	41,460	540

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Western Midstream Partners, L.P., 03/20/26	$ 43 .00	43	$ 178,278	$ 989
Williams Companies, Inc. (The), 02/20/26	65 .00	217	1,459,542	67,270
Williams Companies, Inc. (The), 03/20/26	70 .00	2,004	13,478,904	318,636
Total Written Option Contracts (Premiums $1,599,314)			$ 182,832,772	$ 4,202,238

The average monthly notional value of written option contracts during the three months ended January 31, 2026 was $157,921,643.

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

MLP RELATED COMPANIES - 103.7%	Shares	Value
Exploration & Production - 67.2%
APA Corporation (a)	14,299	$ 377,637
Chevron Corporation (a)	39,014	6,901,577
ConocoPhillips (a)	25,582	2,666,412
Coterra Energy, Inc. (a)	22,358	645,028
Devon Energy Corporation (a)	17,219	692,376
Diamondback Energy, Inc. (a)	8,135	1,333,733
EOG Resources, Inc. (a)	14,150	1,586,639
EQT Corporation (a)	18,038	1,041,334
Expand Energy Corporation (a)	6,247	702,225
Exxon Mobil Corporation (a)	72,871	10,303,959
Occidental Petroleum Corporation (a)	17,500	794,325
Texas Pacific Land Corporation (a)	1,332	464,016
		27,509,261
Gathering & Processing - 2.9%
Targa Resources Corporation (a)	5,984	1,202,664

Natural Gas Liquids Infrastructure - 3.4%
ONEOK, Inc. (a)	17,462	1,382,816

Natural Gas Pipelines - 8.8%
Kinder Morgan, Inc. (a)	54,456	1,660,364
Williams Companies, Inc. (The) (a)	29,236	1,966,413
		3,626,777
Oilfield Services & Equipment - 10.7%
Baker Hughes Company (a)	27,840	1,560,154
Halliburton Company (a)	26,368	883,855
SLB Ltd. (a)	40,173	1,943,570
		4,387,579

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 103.7% (Continued)	Shares	Value
Refining - 10.7%
Marathon Petroleum Corporation (a)	6,397	$ 1,127,087
Phillips 66 (a)	10,810	1,551,884
Valero Energy Corporation (a)	9,358	1,697,822
		4,376,793

Investments at Value - 103.7% (Cost $36,846,583)		$ 42,485,890

Liabilities in Excess of Other Assets - (3.7%)		(1,530,159)

Net Assets - 100.0%		$ 40,955,731

MLP - Master Limited Partnership

(a)	All or a portion of the security covers a written call option. The total value of securities as of January 31, 2026 was $40,527,844.

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
APA Corporation, 02/20/26	$ 27 .50	10	$ 26,410	$ 610
APA Corporation, 02/20/26	30 .00	4	10,564	76
APA Corporation, 03/20/26	30 .00	121	319,561	7,986
Baker Hughes Company, 02/20/26	50 .00	14	78,456	7,980
Baker Hughes Company, 02/20/26	55 .00	190	1,064,760	42,750
Baker Hughes Company, 03/20/26	55 .00	53	297,012	18,020
Baker Hughes Company, 03/20/26	60 .00	7	39,228	735
Chevron Corporation, 02/20/26	160 .00	21	371,490	36,750
Chevron Corporation, 02/20/26	165 .00	11	194,590	14,300
Chevron Corporation, 02/20/26	170 .00	325	5,749,250	256,750
Chevron Corporation, 02/20/26	180 .00	11	194,590	2,662
Chevron Corporation, 03/20/26	175 .00	11	194,590	7,106
ConocoPhillips, 02/20/26	100 .00	206	2,147,138	112,476
ConocoPhillips, 02/20/26	105 .00	13	135,499	3,510
ConocoPhillips, 03/20/26	105 .00	7	72,961	2,765
ConocoPhillips, 03/20/26	110 .00	17	177,191	3,757
Coterra Energy, Inc., 02/20/26	27 .00	11	31,735	2,134
Coterra Energy, Inc., 02/20/26	28 .00	174	501,990	21,054
Coterra Energy, Inc., 03/20/26	30 .00	21	60,585	1,428
Coterra Energy, Inc., 03/20/26	31 .00	6	17,310	270
Devon Energy Corporation, 02/20/26	40 .00	14	56,294	2,212
Devon Energy Corporation, 03/20/26	40 .00	145	583,045	32,335
Devon Energy Corporation, 03/20/26	42 .50	4	16,084	504
Diamondback Energy, Inc., 02/20/26	160 .00	2	32,790	1,460
Diamondback Energy, Inc., 02/20/26	165 .00	7	114,765	3,122
Diamondback Energy, Inc., 03/20/26	165 .00	66	1,082,070	50,490
Diamondback Energy, Inc., 03/20/26	175 .00	2	32,790	840
EOG Resources, Inc., 02/20/26	110 .00	12	134,556	3,960
EOG Resources, Inc., 02/20/26	120 .00	4	44,852	252
EOG Resources, Inc., 03/20/26	120 .00	118	1,323,134	24,190
EQT Corporation, 02/20/26	55 .00	5	28,865	1,865
EQT Corporation, 02/20/26	57 .50	5	28,865	1,200
EQT Corporation, 02/20/26	60 .00	9	51,957	1,170
EQT Corporation, 03/20/26	55 .00	147	848,631	69,825
EQT Corporation, 03/20/26	60 .00	5	28,865	1,205

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Expand Energy Corporation, 02/20/26	$ 110 .00	2	$ 22,482	$ 1,040
Expand Energy Corporation, 02/20/26	115 .00	2	22,482	504
Expand Energy Corporation, 02/20/26	120 .00	48	539,568	6,720
Expand Energy Corporation, 03/20/26	115 .00	4	44,964	1,920
Expand Energy Corporation, 03/20/26	120 .00	3	33,723	915
Exxon Mobil Corporation, 02/20/26	125 .00	81	1,145,340	134,703
Exxon Mobil Corporation, 02/20/26	130 .00	20	282,800	23,280
Exxon Mobil Corporation, 02/20/26	135 .00	550	7,777,000	401,500
Exxon Mobil Corporation, 02/20/26	140 .00	20	282,800	8,000
Exxon Mobil Corporation, 03/20/26	145 .00	19	268,660	6,365
Exxon Mobil Corporation, 03/20/26	150 .00	2	28,280	390
Halliburton Company, 02/20/26	30 .00	13	43,576	4,160
Halliburton Company, 02/20/26	33 .00	209	700,568	30,514
Halliburton Company, 02/20/26	35 .00	14	46,928	840
Halliburton Company, 03/20/26	35 .00	7	23,464	875
Halliburton Company, 03/20/26	38 .00	7	23,464	322
Kinder Morgan, Inc., 02/20/26	30 .00	15	45,735	1,215
Kinder Morgan, Inc., 03/20/26	30 .00	394	1,201,306	44,916
Kinder Morgan, Inc., 03/20/26	31 .00	120	365,880	7,800
Marathon Petroleum Corporation, 02/20/26	180 .00	2	35,238	780
Marathon Petroleum Corporation, 02/20/26	185 .00	3	52,857	630
Marathon Petroleum Corporation, 02/20/26	190 .00	2	35,238	300
Marathon Petroleum Corporation, 03/20/26	190 .00	1	17,619	301
Marathon Petroleum Corporation, 03/20/26	200 .00	52	916,188	8,190
Occidental Petroleum Corporation, 02/20/26	42 .50	6	27,234	2,100
Occidental Petroleum Corporation, 02/20/26	45 .00	14	63,546	2,548
Occidental Petroleum Corporation, 02/20/26	47 .50	5	22,695	430

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Occidental Petroleum Corporation, 03/20/26	$ 47 .50	145	$ 658,155	$ 20,880
ONEOK, Inc., 02/20/26	80 .00	12	95,028	1,560
ONEOK, Inc., 03/20/26	80 .00	10	79,190	2,650
ONEOK, Inc., 03/20/26	85 .00	143	1,132,417	14,300
Phillips 66, 02/20/26	140 .00	3	43,068	1,800
Phillips 66, 02/20/26	145 .00	69	990,564	26,220
Phillips 66, 02/20/26	150 .00	3	43,068	627
Phillips 66, 02/20/26	155 .00	3	43,068	315
Phillips 66, 03/20/26	160 .00	27	387,612	3,726
SLB Ltd., 02/20/26	40 .00	10	48,380	8,410
SLB Ltd., 02/20/26	42 .50	10	48,380	5,900
SLB Ltd., 02/20/26	45 .00	11	53,218	4,114
SLB Ltd., 02/20/26	47 .50	319	1,543,322	58,058
SLB Ltd., 02/20/26	50 .00	10	48,380	800
SLB Ltd., 03/20/26	52 .50	11	53,218	1,001
SLB Ltd., 03/20/26	55 .00	10	48,380	520
Targa Resources Corporation, 02/20/26	190 .00	3	60,294	4,080
Targa Resources Corporation, 02/20/26	195 .00	2	40,196	1,980
Targa Resources Corporation, 02/20/26	200 .00	2	40,196	1,200
Targa Resources Corporation, 03/20/26	200 .00	3	60,294	2,580
Targa Resources Corporation, 03/20/26	210 .00	46	924,508	23,690
Texas Pacific Land Corporation, 02/20/26	310 .00	2	69,672	8,370
Texas Pacific Land Corporation, 02/20/26	330 .00	9	313,524	24,210
Texas Pacific Land Corporation, 03/20/26	380 .00	1	34,836	1,035

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Valero Energy Corporation, 02/20/26	$ 180 .00	5	$ 90,715	$ 2,965
Valero Energy Corporation, 02/20/26	190 .00	67	1,215,581	17,085
Valero Energy Corporation, 02/20/26	195 .00	2	36,286	290
Valero Energy Corporation, 02/20/26	200 .00	3	54,429	312
Valero Energy Corporation, 03/20/26	200 .00	2	36,286	600
Valero Energy Corporation, 03/20/26	210 .00	9	163,287	1,404
Williams Companies, Inc. (The), 02/20/26	65 .00	33	221,958	10,230
Williams Companies, Inc. (The), 03/20/26	70 .00	251	1,688,226	39,909
Total Written Option Contracts (Premiums $648,129)			$ 40,527,844	$ 1,719,828

The average monthly notional value of written option contracts during the three months ended January 31, 2026 was $33,850,814.

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Australia - 0.5%
Northern Star Resources Ltd.	499	$ 10,058
Woolworths Group Ltd.	61	1,314
		11,372
Bermuda - 0.0% (a)
Everest Group Ltd.	1	331

Canada - 3.2%
Agnico Eagle Mines Ltd.	3	570
Brookfield Corporation	33	1,504
Cameco Corporation	16	1,979
Canadian National Railway Company	194	18,663
Fairfax Financial Holdings Ltd.	8	13,203
Fortis, Inc.	198	10,557
Franco-Nevada Corporation	26	6,086
Manulife Financial Corporation	79	3,009
Metro, Inc.	72	4,780
Power Corporation of Canada	71	3,581
Sun Life Financial, Inc.	76	4,789
Teck Resources Ltd. - Class B	44	2,362
Waste Connections, Inc.	11	1,840
		72,923
Cayman Islands - 0.2%
Credo Technology Group Holding Ltd. (b)	34	4,260

Denmark - 0.9%
Genmab A/S (b)	14	4,493
Novo Nordisk A/S - Class B	151	8,857
Orsted A/S (b)	362	8,136
		21,486
France - 0.9%
Danone S.A.	238	18,583
Schneider Electric SE	10	2,874
		21,457
Germany - 2.0%
MTU Aero Engines AG	32	14,213

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Germany - 2.0% (Continued)
RWE AG	401	$ 25,452
Symrise AG	81	6,826
		46,491
India - 0.1%
Infosys Ltd. - ADR	142	2,496

Ireland - 1.5%
Aon plc - Class A	9	3,147
CRH plc	151	18,483
Linde plc	14	6,398
TE Connectivity plc	11	2,451
Trane Technologies plc	8	3,364
		33,843
Israel - 0.1%
Check Point Software Technologies Ltd. (b)	14	2,513

Japan - 5.4%
Aeon Company Ltd.	600	8,200
Astellas Pharma, Inc.	100	1,385
Daiichi Sankyo Company Ltd.	500	9,162
Daiwa Securities Group, Inc.	200	1,943
FUJIFILM Holdings Corporation	500	9,973
Kao Corporation	100	3,997
Kirin Holdings Company Ltd.	400	6,182
Mitsubishi UFJ Financial Group, Inc.	2,000	36,243
Mitsui Fudosan Company Ltd.	200	2,284
MS&AD Insurance Group Holdings, Inc.	300	7,622
Resona Holdings, Inc.	1,000	11,563
Sompo Holdings, Inc.	300	10,305
Takeda Pharmaceutical Company Ltd.	300	10,162
Unicharm Corporation	600	3,642
		122,663
Korea (Republic Of) - 0.4%
HYBE Company Ltd. (b)	11	2,838
SK Square Company Ltd. (b)	15	5,899
		8,737

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Netherlands - 1.3%
Adyen N.V. (b)	10	$ 14,865
AerCap Holdings N.V.	33	4,741
ASML Holding N.V.	6	8,650
Magnum Ice Cream Company N.V. (The) (b)	35	621
		28,877
Norway - 0.9%
Aker BP ASA	183	5,347
Equinor ASA	475	12,676
Norsk Hydro ASA	204	1,829
		19,852
Portugal - 0.1%
EDP S.A.	625	3,200

Spain - 0.8%
Iberdrola S.A.	710	15,936
Naturgy Energy Group S.A.	68	2,135
		18,071
Switzerland - 2.3%
Nestle S.A.	49	4,655
Novartis AG	211	31,287
Sika AG	87	16,691
		52,633
Taiwan Province of China - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	71	23,470

United Kingdom - 2.1%
Ashtead Group plc	178	11,416
AstraZeneca plc	4	744
BP plc	225	1,428
Coca-Cola Europacific Partners plc	81	7,428
Haleon plc	864	4,480
NatWest Group plc	718	6,535
Rolls-Royce Holdings plc	130	2,154
Sage Group plc (The)	165	2,162
Unilever plc	155	10,478
		46,825

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
United States - 75.9%
AbbVie, Inc.	18	$ 4,014
Advanced Micro Devices, Inc. (b)	88	20,832
AECOM	77	7,425
Airbnb, Inc. - Class A (b)	98	12,678
Align Technology, Inc. (b)	23	3,750
Alphabet, Inc. - Class A	218	73,685
Alphabet, Inc. - Class C	95	32,160
Amazon.com, Inc. (b)	361	86,387
American Express Company	43	15,143
American International Group, Inc.	108	8,087
Ameriprise Financial, Inc.	15	7,908
AMETEK, Inc.	38	8,511
Amphenol Corporation - Class A	164	23,629
Apple, Inc.	313	81,217
Applied Materials, Inc.	32	10,314
Autodesk, Inc. (b)	34	8,598
AvalonBay Communities, Inc.	27	4,797
Bank of America Corporation	862	45,859
Bank of New York Mellon Corporation (The)	134	16,069
Bentley Systems, Inc. - Class B	86	3,020
Boston Scientific Corporation (b)	84	7,857
Broadcom, Inc.	161	53,340
Cadence Design Systems, Inc. (b)	38	11,262
Camden Property Trust	11	1,200
Carlisle Companies, Inc.	3	1,023
Carrier Global Corporation	115	6,852
Chipotle Mexican Grill, Inc. (b)	24	933
Church & Dwight Company, Inc.	24	2,310
Cigna Group (The)	52	14,254
Cincinnati Financial Corporation	14	2,252
Cintas Corporation	50	9,570
Cisco Systems, Inc.	94	7,362
CMS Energy Corporation	122	8,722
Coca-Cola Company (The)	38	2,843
Colgate-Palmolive Company	275	24,830
Consolidated Edison, Inc.	60	6,398

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
United States - 75.9% (Continued)
Constellation Energy Corporation	9	$ 2,526
Copart, Inc. (b)	159	6,452
Corpay, Inc. (b)	14	4,405
Corteva, Inc.	93	6,770
Costco Wholesale Corporation	18	16,925
Crowdstrike Holdings, Inc. - Class A (b)	18	7,945
Crown Castle, Inc.	72	6,250
Datadog, Inc. - Class A (b)	52	6,725
Deere & Company	41	21,648
Devon Energy Corporation	201	8,082
Dexcom, Inc. (b)	32	2,337
Diamondback Energy, Inc.	20	3,279
Digital Realty Trust, Inc.	21	3,485
Dollar Tree, Inc. (b)	43	5,056
Dominion Energy, Inc.	7	421
Domino's Pizza, Inc.	16	6,565
Dover Corporation	82	16,522
Dynatrace, Inc. (b)	179	6,818
East West Bancorp, Inc.	12	1,373
Elevance Health, Inc.	18	6,223
Eli Lilly & Company	39	40,449
EMCOR Group, Inc.	2	1,441
Equinix, Inc.	12	9,851
Essex Property Trust, Inc.	38	9,571
Exelon Corporation	154	6,896
Expedia Group, Inc.	12	3,178
Extra Space Storage, Inc.	27	3,725
Fair Isaac Corporation (b)	3	4,390
Fastenal Company	171	7,414
Fifth Third Bancorp	124	6,227
General Electric Company	14	4,295
General Mills, Inc.	97	4,487
Goldman Sachs Group, Inc. (The)	54	50,513
Graco, Inc.	21	1,834
Hartford Insurance Group, Inc. (The)	41	5,537
Intercontinental Exchange, Inc.	46	7,994

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
United States - 75.9% (Continued)
International Business Machines Corporation	26	$ 7,974
International Flavors & Fragrances, Inc.	5	349
Intuitive Surgical, Inc. (b)	6	3,025
Johnson & Johnson	49	11,135
JPMorgan Chase & Company	73	22,330
Keysight Technologies, Inc. (b)	49	10,600
Kimberly-Clark Corporation	61	6,099
Kimco Realty Corporation	104	2,192
KLA Corporation	23	32,843
Lennox International, Inc.	19	9,407
Loews Corporation	21	2,217
LPL Financial Holdings, Inc.	10	3,645
Martin Marietta Materials, Inc.	6	3,911
Meta Platforms, Inc. - Class A	84	60,187
Microsoft Corporation	204	87,780
Mid-America Apartment Communities, Inc.	24	3,223
Mondelez International, Inc. - Class A	137	8,011
Moody's Corporation	16	8,249
Morgan Stanley	83	15,172
Morningstar, Inc.	10	2,021
NetApp, Inc.	111	10,695
Netflix, Inc. (b)	84	7,013
NVIDIA Corporation	549	104,931
Oracle Corporation	37	6,089
Palo Alto Networks, Inc. (b)	14	2,478
PepsiCo, Inc.	235	36,103
Pfizer, Inc.	114	3,014
PG&E Corporation	188	2,899
PPG Industries, Inc.	69	7,979
Procter & Gamble Company (The)	248	37,639
Progressive Corporation (The)	22	4,576
PTC, Inc. (b)	41	6,401
Public Storage	80	22,096
Quanta Services, Inc.	25	11,866
Realty Income Corporation	141	8,624
Regency Centers Corporation	27	1,967

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
United States - 75.9% (Continued)
Reinsurance Group of America, Inc.	18	$ 3,650
Robinhood Markets, Inc. - Class A (b)	67	6,665
Rollins, Inc.	72	4,560
Ross Stores, Inc.	18	3,396
SBA Communications Corporation - Class A	21	3,866
Snap-on, Inc.	12	4,393
SoFi Technologies, Inc. (b)	213	4,859
Starbucks Corporation	180	16,551
Steel Dynamics, Inc.	57	10,235
Stryker Corporation	6	2,217
Take-Two Interactive Software, Inc. (b)	22	4,847
Tesla, Inc. (b)	91	39,167
TJX Companies, Inc. (The)	82	12,284
UDR, Inc.	59	2,192
Ulta Beauty, Inc. (b)	10	6,474
UnitedHealth Group, Inc.	54	15,494
Visa, Inc. - Class A	64	20,597
W.W. Grainger, Inc.	5	5,400
Wells Fargo & Company	79	7,149
Western Digital Corporation	73	18,267
Williams Companies, Inc. (The)	185	12,443
		1,722,146

Total Common Stocks (Cost $2,263,718)		$ 2,263,646

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.2%	Shares	Value
Korea (Republic Of) - 0.2%
Hyundai Motor Company, 3.60%, 04/24/2026	10	$ 1,828
Hyundai Motor Company, 3.61%, 04/24/2026	12	2,244
Total Preferred Stocks (Cost $2,944)		$ 4,072

Investments at Value - 99.8% (Cost $2,266,662)		$ 2,267,718

Other Assets in Excess of Liabilities - 0.2%		3,460

Net Assets - 100.0%		$ 2,271,178

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
ASA	- Allmennaksjeselskap
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 9.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 5.3%
U.S. Treasury Bonds	4.375%	08/15/43	$ 141,000	$ 134,214
U.S. Treasury Bonds	4.750%	11/15/53	133,000	129,919
U.S. Treasury Bonds	4.500%	11/15/54	143,000	134,157
U.S. Treasury Bonds	4.625%	02/15/55	100,000	95,797
U.S. Treasury Bonds	4.750%	05/15/55	240,000	234,639
				728,726
U.S. Treasury Notes - 3.8%
U.S. Treasury Notes	4.000%	02/28/30	99,000	100,002
U.S. Treasury Notes	3.875%	07/31/30	33,000	33,152
U.S. Treasury Notes	4.125%	11/15/32	33,000	33,220
U.S. Treasury Notes	4.375%	05/15/34	165,000	167,681
U.S. Treasury Notes	4.625%	02/15/35	196,000	202,171
				536,226

Total U.S. Government & Agencies (Cost $1,273,302)				$ 1,264,952

CORPORATE BONDS - 18.2%	Coupon	Maturity	Par Value	Value
Communications - 2.0%
Alphabet, Inc.	5.300%	05/15/65	$ 66,000	$ 61,684
Charter Communications Operating, LLC	6.384%	10/23/35	66,000	68,216
Charter Communications Operating, LLC	6.484%	10/23/45	100,000	94,117
Enbridge, Inc.	7.200%	06/27/54	56,000	59,684
				283,701
Consumer Staples - 1.4%
BAT Capital Corporation	7.750%	10/19/32	86,000	100,381
Mars, Inc., 144A	5.700%	05/01/55	33,000	32,890
Pilgrim's Pride Corporation	6.250%	07/01/33	56,000	59,864
				193,135
Energy - 1.9%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	89,000	94,809
Phillips 66 Company, Series B	6.200%	03/15/56	33,000	33,179
Sempra Energy	6.400%	10/01/54	66,000	66,767

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 18.2% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 1.9% (Continued)
TransCanada Trust	5.600%	03/07/82	$ 66,000	$ 65,705
				260,460
Financials - 9.0%
Ally Financial, Inc.	6.992%	06/13/29	89,000	93,864
Ares Capital Corporation	7.000%	01/15/27	66,000	67,768
Bank of America Corporation	5.518%	10/25/35	66,000	67,360
Bank of America Corporation	6.250%	07/26/73	66,000	67,178
Capital One Financial Corporation (SOFR + 307) (a)(b)	7.624%	10/30/31	56,000	62,861
Citigroup, Inc.	6.174%	05/25/34	56,000	59,292
Golub Capital Private Credit Fund	5.875%	05/01/30	99,000	100,119
Lincoln National (b)	9.250%	03/01/73	56,000	60,050
Morgan Stanley, Series I	6.296%	10/18/28	66,000	68,459
Morgan Stanley, Series F (SOFR + 262) (a)	5.942%	02/07/39	23,000	24,068
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	56,000	59,696
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	56,000	58,512
SBL Holdings, Inc., 144A	7.200%	10/30/34	100,000	96,329
Sixth Street Lending Partners	5.750%	01/15/30	66,000	66,728
State Street Corporation (a)(b)	6.700%	03/15/74	99,000	102,689
U.S. Bancorp (a)(b)	3.700%	01/15/74	100,000	98,608
Wells Fargo & Company, Series W	5.198%	01/23/30	99,000	101,942
				1,255,523
Health Care - 0.9%
Flex Ltd.	6.000%	01/15/28	66,000	68,175
Mylan, Inc.	5.200%	04/15/48	78,000	63,768
				131,943
Real Estate - 0.5%
Kimco Realty OP, LLC	4.850%	03/01/35	66,000	65,553

Technology - 1.1%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	22,000	27,720
HP, Inc.	6.100%	04/25/35	23,000	24,209
Oracle Corporation	4.800%	09/26/32	33,000	31,948
Oracle Corporation	6.900%	11/09/52	66,000	64,744
				148,621

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 18.2% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 1.4%
Florida Gas Transmission Company, 144A	5.750%	07/15/35	$ 64,000	$ 66,291
Georgia Power Company	5.250%	03/15/34	66,000	68,046
San Diego Gas & Electric Company, Series CCCC	5.400%	04/15/35	66,000	68,059
				202,396

Total Corporate Bonds (Cost $2,540,520)				$ 2,541,332

COMMON STOCKS - 63.0%			Shares	Value
Communications - 4.5%
Entertainment Content - 1.2%
Walt Disney Company (The) (c)			1,429	$ 161,191

Internet Media & Services - 3.3%
Alphabet, Inc. - Class A (c)			1,364	461,032

Consumer Discretionary - 2.3%
Retail - Discretionary - 2.3%
Gap, Inc. (The) (c)			5,940	166,201
Home Depot, Inc. (The) (c)			429	160,699
				326,900
Consumer Staples - 2.5%
Retail - Consumer Staples - 1.2%
Walmart, Inc. (c)			1,374	163,698

Tobacco & Cannabis - 1.3%
Philip Morris International, Inc. (c)			1,034	185,541

Energy - 4.0%
Oil & Gas Producers - 2.9%
Energy Transfer, L.P. (c)			12,648	233,355
Kinder Morgan, Inc. (c)			5,884	179,403
				412,758

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.0% (Continued)	Shares	Value
Energy - 4.0% (Continued)
Oil & Gas Services & Equipment - 1.1%
SLB Ltd. (c)	3,112	$ 150,559

Financials - 6.6%
Banking - 5.3%
JPMorgan Chase & Company (c)	824	252,053
SouthState Bank Corporation (c)	2,012	205,888
Wells Fargo & Company (c)	3,189	288,573
		746,514
Specialty Finance - 1.3%
Capital One Financial Corporation (c)	802	175,582

Health Care - 7.3%
Biotech & Pharma - 4.5%
Gilead Sciences, Inc. (c)	2,672	379,291
Merck & Company, Inc. (c)	2,231	246,012
		625,303
Medical Equipment & Devices - 2.8%
Alcon, Inc. (c)	2,430	196,781
Medtronic plc (c)	1,903	195,933
		392,714
Industrials - 9.5%
Aerospace & Defense - 6.4%
Boeing Company (The) (c)(d)	781	182,535
General Dynamics Corporation (c)	649	227,857
Kratos Defense & Security Solutions, Inc. (c)(d)	2,945	303,365
Lockheed Martin Corporation (c)	273	173,142
		886,899
Diversified Industrials - 1.6%
Honeywell International, Inc. (c)	979	222,742

Transportation & Logistics - 1.5%
FedEx Corporation (c)	660	212,685

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.0% (Continued)	Shares	Value
Materials - 1.9%
Metals & Mining - 1.9%
Barrick Mining Corporation (c)	5,654	$ 258,897

Real Estate - 3.8%
REITs - 3.8%
Essex Property Trust, Inc. (c)	605	152,381
Prologis, Inc. (c)	1,199	156,541
Ventas, Inc. (c)	2,925	227,186
		536,108
Technology - 16.6%
Semiconductors - 8.4%
Broadcom, Inc. (c)	648	214,682
Intel Corporation (c)(d)	3,280	152,422
Marvell Technology, Inc. (c)	2,563	202,272
Micron Technology, Inc. (c)	821	340,616
NVIDIA Corporation (c)	1,462	279,432
		1,189,424
Software - 3.0%
Microsoft Corporation (c)	682	293,458
Salesforce, Inc. (c)	593	125,888
		419,346
Technology Hardware - 3.6%
Apple, Inc. (c)	692	179,560
Cisco Systems, Inc. (c)	2,420	189,534
Hewlett Packard Enterprise Company (c)	6,523	140,375
		509,469
Technology Services - 1.6%
International Business Machines Corporation (c)	715	219,291

Utilities - 4.0%
Electric Utilities - 4.0%
Alliant Energy Corporation (c)	2,409	158,777
Enterprise Products Partners, L.P. (c)	4,861	161,337

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.0% (Continued)	Shares	Value
Utilities - 4.0% (Continued)
Electric Utilities - 4.0% (Continued)
WEC Energy Group, Inc. (c)	2,167	$ 239,822
		559,936

Total Common Stocks (Cost $8,483,585)		$ 8,816,589

EXCHANGE-TRADED FUNDS - 8.9%	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	16,456	$ 619,404
iShares iBoxx $ High Yield Corporate Bond ETF	7,644	620,081
Total Exchange-Traded Funds (Cost $1,234,413)		$ 1,239,485

Investments at Value - 99.2% (Cost $13,531,820)		$ 13,862,358

Other Assets in Excess of Liabilities - 0.8%		112,050

Net Assets - 100.0%		$ 13,974,408

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $350,015 as of January 31, 2026, representing 2.5% of net assets.
H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
plc	- Public Limited Company
SOFR	- Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security has a perpetual maturity date.
(c)	All or a portion of the security covers a written call option. The total value of securities as of January 31, 2026 was $7,992,877.
(d)	Non-income producing security.

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Alcon, Inc., 03/20/26	$ 87 .50	23	$ 186,254	$ 3,623
Alliant Energy Corporation, 04/17/26	70 .00	22	145,002	2,310
Alphabet, Inc. - Class A, 03/20/26	360 .00	12	405,600	11,460
Apple, Inc., 03/20/26	300 .00	6	155,688	300
Barrick Mining Corporation, 06/18/26	60 .00	53	242,687	10,070
Boeing Company (The), 05/15/26	250 .00	7	163,604	7,252
Broadcom, Inc., 03/20/26	380 .00	6	198,780	6,030
Capital One Financial Corporation, 06/18/26	250 .00	7	153,251	4,760
Cisco Systems, Inc., 03/20/26	87 .50	22	172,304	1,540
Energy Transfer, L.P., 04/17/26	19 .00	120	221,400	4,080
Enterprise Products Partners, L.P., 03/20/26	34 .00	46	152,674	1,886
Essex Property Trust, Inc., 04/17/26	280 .00	5	125,935	800
FedEx Corporation, 03/20/26	320 .00	6	193,350	9,810
Gap, Inc. (The), 06/18/26	33 .00	56	156,688	10,080
General Dynamics Corporation, 03/20/26	370 .00	6	210,654	2,340
Gilead Sciences, Inc., 05/15/26	145 .00	25	354,875	19,375
Hewlett Packard Enterprise Company, 03/20/26	28 .00	61	131,272	915
Home Depot, Inc. (The), 03/20/26	390 .00	4	149,836	3,300
Honeywell International, Inc., 04/17/26	230 .00	9	204,768	7,200
Intel Corporation, 05/15/26	49 .00	31	144,057	15,500
International Business Machines Corporation, 03/20/26	350 .00	6	184,020	816
JPMorgan Chase & Company, 03/20/26	340 .00	7	214,123	917
Kinder Morgan, Inc., 06/18/26	31 .00	55	167,695	7,590
Kratos Defense & Security Solutions, Inc., 05/15/26	140 .00	27	278,127	19,710
Lockheed Martin Corporation, 06/18/26	690 .00	2	126,844	4,900
Marvell Technology, Inc., 03/20/26	110 .00	24	189,408	2,064
Medtronic plc, 03/20/26	110 .00	18	185,328	1,890
Merck & Company, Inc., 04/17/26	120 .00	21	231,567	4,641
Micron Technology, Inc., 06/18/26	530 .00	7	290,416	26,326
Microsoft Corporation, 03/20/26	535 .00	6	258,174	390

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
NVIDIA Corporation, 03/20/26	$ 210 .00	13	$ 248,469	$ 7,267
Philip Morris International, Inc., 04/17/26	190 .00	9	161,496	4,320
Prologis, Inc., 03/20/26	145 .00	11	143,616	440
Salesforce, Inc., 03/20/26	300 .00	5	106,145	190
SLB Ltd., 03/20/26	50 .00	29	140,302	4,727
SouthState Bank Corporation, 03/20/26	105 .00	19	194,427	5,320
Ventas, Inc., 05/15/26	80 .00	27	209,709	7,223
Walmart, Inc., 03/20/26	125 .00	13	154,882	3,172
Walt Disney Company (The), 03/20/26	125 .00	13	146,640	1,833
WEC Energy Group, Inc., 04/17/26	115 .00	20	221,340	4,050
Wells Fargo & Company, 03/20/26	100 .00	30	271,470	1,620
Total Written Option Contracts (Premiums $245,954)			$ 7,992,877	$ 232,037

The average monthly notional value of written option contracts during the two months ended January 31, 2026 was $6,439,966.